                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Indemnity Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                Fairfield, Ohio   February 11, 2009
-----------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total:          5

Form 13F Information Table Value Total      16,710
                                        (thousands)

List of Other Included Managers:

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation

                             COLUMN 2                      COLUMN 5       COLUMN 6
                             TITLE OF  COLUMN 3  COLUMN 4  SHARES/  SH/  INVESTMENT  COLUMN 7 COLUMN 8
           ISSUER              CLASS    CUSIP   FMV (000) PRINCIPAL PRN      DIS     OTH MGRS   SOLE    SHARED NONE
---------------------------- -------- --------- --------- --------- --- ------------ -------- -------- ------- ----
EXXON MOBIL CORPORATION      COMMON   30231G102     8,143   102,000 SH  SHARED-OTHER       01       -- 102,000   --
GENERAL ELECTRIC CO          COMMON   369604103       810    50,000 SH  SHARED-OTHER       01       --  50,000   --
GENUINE PARTS CO             COMMON   372460105       568    15,000 SH  SHARED-OTHER       01       --  15,000   --
JOHNSON & JOHNSON            COMMON   478160104     1,496    25,000 SH  SHARED-OTHER       01       --  25,000   --
PROCTER & GAMBLE CORPORATION COMMON   742718109     5,694    92,109 SH  SHARED-OTHER       01       --  92,109   --
                                                   16,710


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